PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment and the related accumulated depreciation are summarized as follows:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Office equipment	7,214	16,376	2,704
Leasehold improvement	1,661	3,633	600
Motor vehicles	88	88	15

Property and equipment, cost	8,963	20,097	3,319
Less: Accumulated depreciation	(4,149)	(7,012)	(1,158)

Property and equipment, net	4,814	13,085	2,161

Depreciation expenses for the years ended December 31, 2011, 2012 and 2013 were RMB1,584, RMB2,462 and RMB4,288 (US$708), respectively.